UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM FOR SUBMISSION OF ELECTRONIC EXHIBITS FOR

ASSET-BACKED SECURITIES

Commission File Number of issuing entity:

333-211395-01

Central Index Key Number of issuing entity:

0001715585

Fifth Third Auto Trust 2017-1

(Exact name of issuing entity as specified in its charter)

Commission File Number of depositor:

333-211395

Central Index Key Number of depositor:

0001405332

Fifth Third Holdings Funding, LLC

(Exact name of depositor as specified in its charter)

Central Index Key Number of sponsor:

0000035528

Fifth Third Bank, National Association

(Exact name of sponsor as specified in its charter)

Nathan Steuber 513-534-7020

(Name and telephone number, including area code, of the person to contact in connection with this filing)

INFORMATION TO BE INCLUDED WITHIN THIS FORM

ITEM 1.	File an Asset Data File in accordance with Exhibit 601(b)(102) (17 CFR 229.601(b)(102)).

ITEM 2.	File an Asset Related Document in accordance with Exhibit 601(b)(103) (17 CFR 229.601(b)(103)).

EXHIBIT INDEX

Exhibit Number	Description
102	Asset Data File
103	Asset Related Document (Additional Explanatory Disclosure)

SIGNATURES

The depositor has duly caused this Form to be signed on its behalf by the undersigned hereunto duly authorized.

Dated: March 29, 2021	FIFTH THIRD HOLDINGS FUNDING, LLC (Depositor) By: /s/ Bryan Preston Name: Bryan Preston Title: President